Investment properties (Details Textual) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Investment properties (Textual)
Deconsolidation	$ (155)	$ (637)	$ (14,360)
Level 2 [Member]
Investment properties (Textual)
Deconsolidation	(1,694)
Level 3 [Member]
Investment properties (Textual)
Deconsolidation	$ (155,846)
Shopping Malls in Argentina [Member] | Argentina
Investment properties (Textual)
Growth rate	10.00%
Shopping Malls in Argentina [Member] | Israel | Discount Rate [Member]
Investment properties (Textual)
Discount rate	1.00%
Shopping Malls in Argentina [Member] | UNITED STATES | Discount Rate [Member]
Investment properties (Textual)
Discount rate	1.00%
Total Agricultural Business [Member]
Investment properties (Textual)
Agricultural land	$ 4,193	$ 5,598
Operation Center In Israel [Member]
Investment properties (Textual)
Description of fair value measurements of investment properties	For the next 5 years, an average AR$ / US$ exchange rate with an upward trend was considered, starting at Ps. 59.81 (corresponding to the year ended June 30, 2020) and arriving at Ps.243.89. In the long term, a nominal devaluation rate of 2.1% calculated based on the quotient between inflation in Argentina and the United States is assumed. The considered inflation shows a downward trend, which starts at 47.9% (corresponding to the year ended June 30, 2020) and stabilizes at 23.2% after 5 years.
Operation Center In Israel [Member] | Bottom Of Range [Member]
Investment properties (Textual)
Annual weighted average discount rate	7.00%
Operation Center In Israel [Member] | Bottom Of Range [Member] | Buildings And Facilities [Member]
Investment properties (Textual)
Annual weighted average discount rate	7.75%
Operation Center In Israel [Member] | Top Of Range [Member]
Investment properties (Textual)
Annual weighted average discount rate	9.00%
Operation Center In Israel [Member] | Top Of Range [Member] | Buildings And Facilities [Member]
Investment properties (Textual)
Annual weighted average discount rate	9.00%